Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Major Components of Income Tax

The major components of income tax expense (benefit) for the years ended December 31, 2024 and December 31, 2023:

For year ended December 31,	2024	2023
Current income tax:
Current tax on profits	$30,665	$-
Deferred tax:
Deferred taxation - current year	$43,829,019	$(1,829,701)
Income tax expense (benefit)	$43,859,686	$(1,829,701)

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation follows between tax expense (benefit) and the product of accounting loss multiplied by the United States domestic tax rate for the years ended December 31, 2024 and December 31, 2023:

For year ended December 31,	2024	2023
Accounting loss before tax from continuing operations	$(4,459,789)	$(19,109,548)
Accounting loss before income tax	(4,459,789)	(19,109,548)
At federal statutory income tax rate of 21%	(936,555)	(4,013,005)
State income tax benefit, net of federal benefit	(8,418)	(253,649)
Permanent differences, net	583,678	2,207,439
Valuation allowance charges affecting the provision for income taxes	44,277,923	-
Other	(56,942)	229,514
Total	43,859,686	$(1,829,701)

Schedule of Deferred Tax Assets and Liabilities

As of December 31, 2024 and December 31, 2023, the significant component of the Company’s deferred tax assets and liabilities:

	December 31, 2024	December 31, 2023	Change
Deferred tax assets:
Loan loss reserve	$-	$340,982	$(340,982)
Capital loss carryover	70,627	72,914	(2,287)
Stock option expense	1,674,554	1,322,890	351,664
Deferred revenue	6,935	5,366	1,569
Property plant and equipment’s	23,992	20,866	3,126)
Transaction costs	942,062	1,014,922	(72,860)
Change in Forward Purchase Contract	8,155,953	8,155,953	-
Goodwill	28,404,108	30,631,880	(2,227,772)
NOL carryforward	5,030,672	3,210,838	1,819,834
Lease liabilities	214,125	246,716	(32,591)
Total deferred tax assets (A)	44,523,028	45,023,327	(500,299)
Deferred tax liabilities:
Right of use assets	(172,195)	(210,460)	38,265
Intangible assets	-	(910,934)	910,934
Total deferred tax liabilities (B)	(172,195)	(1,121,394)	949,199
Deferred tax assets (C=A-B)	44,350,833	43,901,933	448,900
Valuation allowance (D)	(44,350,833)	(72,914)	(44,277,919)
Deferred tax assets, net (C-D)	-	43,829,019	(43,829,019)

Schedule of Deferred Tax Liabilities Net

 Reconciliation of deferred tax asset, net:

	Year on year change	December 31, 2023
Opening balance	$43,829,019	$51,593,302
Tax (expense)/ income during the period recognized in the statement of operations	(43,829,019)	1,829,701
Acquisitions	-	(9,593,985)
Closing balance	$-	$43,829,019